INCOME TAXES (Details 1) (USD $)	3 Months Ended	12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory rates		$ (803,393)
Federal statutory rates, rate		34.00%
State statutory rates		(165,405)
State statutory rates, rate		7.00%
Income passed through to owners		626,177
Income passed through to owners, rate		(26.00%)
Other		(45,553)
Other		1.90%
Changes in valuation allowance		342,621
Changes in valuation allowance, rate		(15.00%)
Net income tax provision
Net income tax provision, rate		0.00%